Employee Compensation and Benefits (Details 2) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Net actuarial loss / (gain)	$ 45	$ 85	$ 68	$ 218
Amortization of net actuarial (gain)	(17)	(22)	(85)	(62)
Deferred tax expense / (benefit)	(7)	(16)	5	(39)
Unrecognized actuarial loss / (gain) on employee benefit plan obligations	$ 21	$ 47	$ (12)	$ 117